Related Party Balances and Transactions (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Amounts due to related parties	$ 41,593	$ 33,417
Non-current
Amounts due to related parties	6,330,472
Ian Huen [Member]
Current
Amounts due to related parties	127	2,545
Clark Cheng [Member]
Current
Amounts due to related parties	1,114	8,893
Sabrina Khan [Member]
Current
Amounts due to related parties	268	21,979
Aeneas Group Limited [Member]
Current
Amounts due to related parties	14,247
Non-current
Amounts due to related parties	3,330,472
Jurchen Investment Corporation [Member]
Current
Amounts due to related parties	20,055
Non-current
Amounts due to related parties	3,000,000
Aenco Solutions Limited [Member]
Current
Amounts due to related parties	$ 5,782